Allowance for Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	$ 0	$ 0
Investment in nonaccrual loans and loans past due
Nonaccrual	4,423	4,908
Commercial: Commercial and other [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	27	27
Commercial: Real Estate [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	879	897
Commercial: Land [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	1,577	2,748
Mortgage [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	1,933	1,190
Home Equity [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	7	43
Consumer and Other [Member]
Investment in nonaccrual loans and loans past due
Nonaccrual	$ 0	$ 3